Document and Entity Information	Mar. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2019
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	May 01, 2018
Walden Asset Management Fund | Walden Asset Management Fund
Prospectus:
Trading Symbol	WSBFX